Fair Values Of Financial Instruments - Assets And Liabilities Not Measured At Fair Value (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Assets Abstract
Cash and cash equivalents	$ 1,142,679,367	$ 922,374,620	$ 1,324,071,770	$ 1,392,098,573
Other Financial Assets	171,212,909	181,586,921
Debt securities	83,823,214	117,766,716
Reverse Repurchase Agreements	1,201,149,144	163,404,615
Financial Liabilities Abstract
Other Financial Liabilities	448,258,450	368,805,430
Bank loans	28,189,967	61,886,118
Debt Securities Issued	12,816,710	595,354
Book value [member]
Financial Assets Abstract
Cash and cash equivalents	1,142,679,367	922,374,620
Other Financial Assets	171,212,909	181,586,921
Debt securities	83,823,214	117,766,716
Loans And Advances Not Measured at Fair Value	1,975,497,390	2,233,080,125
Reverse Repurchase Agreements	1,201,149,144	163,404,615
Financial Liabilities Abstract
Deposits	3,639,306,660	4,091,312,436
Other Financial Liabilities	448,258,450	368,805,430
Bank loans	28,189,967	61,886,118
Debt Securities Issued	12,816,710	595,354
Total Fair Value [member]
Financial Assets Abstract
Debt securities	97,167,314	138,663,334
Loans And Advances Not Measured at Fair Value	1,873,436,751	2,090,403,908
Financial Liabilities Abstract
Deposits	3,598,681,184	4,011,915,404
Bank loans	27,621,005	59,687,835
Debt Securities Issued	13,043,560	591,578
Level 2 - Fair Value [member]
Financial Assets Abstract
Cash and cash equivalents	0	0
Other Financial Assets	0	0
Debt securities	97,167,314	138,663,334
Loans And Advances Not Measured at Fair Value	0	0
Reverse Repurchase Agreements	0	0
Financial Liabilities Abstract
Deposits	3,598,681,184	4,011,915,404
Other Financial Liabilities	0	0
Bank loans	27,621,005	59,687,835
Debt Securities Issued	13,043,560	591,578
Level 3 - Fair Value [member]
Financial Assets Abstract
Cash and cash equivalents	0	0
Other Financial Assets	0	0
Debt securities	0	0
Loans And Advances Not Measured at Fair Value	1,873,436,751	2,090,403,908
Reverse Repurchase Agreements	0	0
Financial Liabilities Abstract
Deposits	0	0
Other Financial Liabilities	0	0
Bank loans	0	0
Debt Securities Issued	$ 0	$ 0